Schedule III - Real Estate Assets and Accumulated Depreciation (Details) - Schedule III - Reconciliation of Accumulated Depreciation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation [Roll Forward]
Balance at January 1	$ 314,080	$ 222,557
Depreciation expense	96,788	92,156
Accumulated depreciation of real estate dispositions	(9,355)	(633)
Accumulated depreciation of impaired real estate	(7,543)	0
Balance at December 31	$ 393,970	$ 314,080